INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

5.INVENTORIES

Inventories consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Raw materials	45,693	69,796
Teahouse operation equipment	20,980	44,815
Packaging and other supplies	65,396	113,398
	132,069	228,009